19 Revenue	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue

19       Revenue

The Company’s net revenue is as follows:

	2019	2018	2017

Tuition fees	856,561	385,784	246,601
Other	43,116	4,414	2,204
Deductions
Granted discounts	(43,767)	(11,104)	(4,461)
Early payment discounts	(8,523)	(3,189)	(2,840)
Returns	(7,462)	(1,801)	(1,117)
Taxes	(28,157)	(24,239)	(14,593)
PROUNI	(61,138)	(15,930)	(9,786)
Net revenue from contracts with customers	750,630	333,935	216,008
Timing of revenue recognition of net revenue from contracts with customers
Tuition fees - Transferred over time	713,827	331,045	214,095
Other - Transferred at a point in time	36,803	2,890	1,913

The Company’s revenues from contracts with customers are all in Brazil. The Company is not subject to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of undergraduation degrees under the PROUNI program.

The following table presents statements of income for the Company’s operating segments for the year ended December 31, 2019:

Revenue by Segment

Segments	Business Unit 1	Business Unit 2	Elimination (inter-segment transactions)	Total

Types of services or goods	653,760	100,750	(3,880)	750,630
Tuition fees	648,957	60,195	-	709,152
Other	4,803	40,555	(3,880)	41,478
Timing of revenue recognition	653,760	100,750	(3,880)	750,630
Transferred over time	648,957	64,870	-	713,827
Transferred at a point in time	4,803	35,880	(3,880)	36,803